Interest in other entities - Joint venture narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 15, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jan. 31, 2025	Jul. 31, 2022
Disclosure of joint ventures [line items]
Share in loss of jointly controlled entities			$ 206	$ 254	$ 10
Investment in joint venture accounted for using the equity method			1,065	$ 1,300
SiliconAurora
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Initial investment in SiliconAurora Pty Ltd	$ 70		69
Deferred consideration	$ 1,580		1,578				$ 620
Share in loss of jointly controlled entities			200
Investment in joint venture accounted for using the equity method			1,703
Non-current payables to related parties			$ 460
Interest-free shareholder loan, term			3 years
SiliconAurora | Deferred Consideration Payable
Disclosure of joint ventures [line items]
Deferred consideration						$ 960